Convertible Preferred Stock Warrants - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Nov. 18, 2014
Class of Warrant or Right [Line Items]
Debt instrument, percentage of share price			75.00%
Amount of unpaid principal percentage			25.00%
Warrants expiration period			10 years
Change in fair value of warrants recorded as other (income)expense	$ 6,174,000	$ (246,000)	$ 3,941,335	$ 105,320
Gain on fair value of preferred stock warrant liability			$ 967,234
Convertible preferred stock warrants, Number of shares underlying warrant				$ 1,464,877	$ 1,220,719
Issuance Date January 2009 [Member]
Class of Warrant or Right [Line Items]
Warrants convert into common stock, exercise price				$ 21.60
Convertible preferred stock warrants, Number of shares underlying warrant				$ 42,444	2,911
2010 and 2012 Convertible Promissory Notes [Member]
Class of Warrant or Right [Line Items]
Convertible preferred stock warrants, Number of shares underlying warrant				$ 1,422,433	$ 1,217,808
2010 and 2012 Convertible Promissory Notes [Member] | IPO [Member] | Issuance Date January 2009 [Member]
Class of Warrant or Right [Line Items]
Warrants convert into common stock, exercise price			$ 21.60
Convertible preferred stock warrants, Number of shares underlying warrant			$ 9,259
2010 and 2012 Convertible Promissory Notes [Member] | IPO [Member] | Shares of common stock [Member]
Class of Warrant or Right [Line Items]
Change in fair value of warrants recorded as other (income)expense			$ 244,151
Debt conversion, warrants issued			523,867
Warrants convert into common stock, exercise price			$ 4.87
Series C Convertible Preferred Stock [Member]
Class of Warrant or Right [Line Items]
Debt instrument, conversion price per share			$ 16.20